26. Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Intangible assets
26.	Intangible assets
26.1.	By class of assets
	Rights and Concessions	Software	Goodwill	Total
Balance at January 1, 2019	2,330	272	203	2,805
Addition	1,339	74	-	1,413
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	15,341	-	-	15,341
Capitalized borrowing costs	-	4	-	4
Write-offs	(11)	(6)	-	(17)
Transfers	(83)	(47)	(137)	(267)
Amortization	(10)	(60)	-	(70)
Impairment recognition	(1)	-	-	(1)
Cumulative translation adjustment	263	5	(3)	265
Balance at December 31, 2019	19,168	242	63	19,473
Cost	19,290	1,469	63	20,822
Accumulated amortization	(122)	(1,227)	-	(1,349)
Balance at December 31, 2019	19,168	242	63	19,473
Addition	31	88	-	119
Capitalized borrowing costs	-	1	-	1
Write-offs	(173)	(3)	-	(176)
Transfers	(2)	(1)	(26)	(29)
Amortization	(8)	(58)	-	(66)
Impairment recognition	-	(6)	(6)	(12)
Cumulative translation adjustment	(4,302)	(53)	(7)	(4,362)
Balance at December 31, 2020	14,714	210	24	14,948
Cost	14,803	1,245	24	16,072
Accumulated amortization	(89)	(1,035)	-	(1,124)
Balance at December 31, 2020	14,714	210	24	14,948
Estimated useful life in years	(*)	5	Indefinite

(*) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

At December 31, 2020 and 2019, no impairment was identified on goodwill.

Result of the 16th ANP Bidding Round

On October 10, 2019, Petrobras acquired one offshore block in the 16th Bidding Round under the Concession Regime, held by the ANP. The total amount of the signature bonus paid was US$ 348.

There were no new bidding rounds in the concession regime during 2020.

Exploration Rights - Surplus Volume of the Transfer of Rights Agreement and Production Sharing contract

On November 6, 2019, the ANP held the Bidding Round for the Surplus Volume of the Transfer of Rights Agreement, when the Company acquired 90% interest in the exploration and production rights of the surplus volume of Búzios field from the Assignment Agreement, in partnership with CNODC Brasil Petróleo e Gás Ltda. (5%) and CNOOC Petroleum Brasil Ltda. (5%) and 100% interest of the surplus volume of the Itapu field.

The signature bonus corresponding to the Company's interest was US$ 14,912, paid in December 2019.

The co-participation agreement is being negotiated and should be concluded by September 2021, final basis to the rights and obligations arising from the production sharing contract in Búzios and Itapu. Since it was a special bidding round, related to the production surplus from fields with technical and commercial feasibility already defined, the values of the signature bonuses paid will be transferred from intangible assets to property, plant and equipment after the finalization of the co-participation agreement and eventual adjustments to the reserves volumes that will be incorporated by Petrobras.

On November 7, 2019, the ANP held the 6th Bidding Round under the production sharing regime. Petrobras acquired, in partnership with CNODC Brasil Petróleo e Gás Ltda. (20%), the Aram block, located in the Santos Basin. Petrobras will be the operator of the field with an 80% interest. The signature bonus corresponding to the Company's interest was US$ 982, paid in December 2019.

There were no new bidding rounds in the production sharing regime during 2020.

Assumption of additional participation in concession contracts

During 2020, partner companies in some exploratory projects decided to leave the business and the company assumed their participation in the consortia. Assumption of rights was non-onerous, and did not imply disbursement by the company. Until December 31, 2020, the ANP had approved the signing of the additives to the concession contracts for the exploration blocks ES-M-596 (originally 50% Petrobras and 50% Equinor), ES-M-671 (40% Petrobras; 35% Equinor and 25% Total) and ES-M-743 (40% Petrobras; 35% Equinor and 25% Total), in which the company now holds 100% interest.

The transaction is similar to a donation, thus the installments related to the exploration rights assumed were assessed at fair value, taking as a parameter the total value of the bonus offered to these blocks in the 11th bidding round. The value of the signature bonus corresponds to the shares assumed and was recognized in intangible assets in the amount of US$ 25, and the corresponding income as other operating income. The company received the installments due by the partners in the minimum exploratory program (Programa Exploratório Mínimo - PEM).

26.2.	Accounting policy for intangible assets

Intangible assets are measured at the acquisition cost, less accumulated amortization and impairment losses and comprise rights and concessions, including the signature bonus paid for concessions and production sharing agreements for exploration and production of oil and natural gas (capitalized acquisition costs), public service concessions, trademarks, patents, software and goodwill.

Internally-generated intangible assets are not capitalized and are expensed as incurred, except for development costs that meet the recognition criteria related to the completion and use of assets, probable future economic benefits, and others.

When the technical and commercial feasibility of oil and gas production is demonstrated for the first field in an area, the value of the signature bonus corresponds to the right to explore, drill and produce oil and gas fields is reclassified to property, plant and equipment at their full value. While they are in intangible assets, they are not amortized. Other intangible assets with defined useful lives are amortized on a straight-line basis over their estimated useful lives.

If, when defining the first field of a block, there are exploratory activities being carried out in different locations in the block, so that oil and gas volumes can be estimated for other possible reservoirs in the area, then the value of the signature bonus is partially reclassified to PP&E, based on the ratio between the volume of oil and gas expected (oil in place - VOIP) of a specific reservoir and the total volume of oil and gas expected for all possible reservoirs in the area.

However, if exploratory activities in the remaining areas do not result in technical and commercial viability, the corresponding value of the signature bonus is not written off, but transferred to PP&E and added to the value of the signature bonus related to the location that was previously assessed as technically and commercially viable.

Intangible assets with an indefinite useful life are not amortized but are tested annually for impairment. Their useful lives are reviewed annually.

26.3.	Exploration rights returned to the Brazilian Agency of Petroleum, Natural Gas and Biofuels - Agência Nacional de Petróleo, Gás Natural e Biocombustíveis (ANP)

In 2020, 45 exploration areas were returned to the ANP, in Camamu-Almada, Espírito Santo, Jequitinhonha, Potiguar, Recôncavo, Pelotas, Pernambuco-Paraíba, Santos and Sergipe-Alagoas basins (12 in 2019 in Sergipe-Alagoas, Potiguar, Recôncavo and Parnaíba basins), totaling US$ 172 (US$ 3 in 2019), mainly due to the Peroba exploratory block US$ 154.